Share Purchase Agreement ("SPA") - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share Purchase Agreement ("SPA") (Textual) [Abstract]
Original date for Approval of Buyer's stockholders	Jun. 21, 2012
Harvest Holding [Member] | HNR Energia [Member]
Share Purchase Agreement ("SPA") (Textual) [Abstract]
Cash purchase price for share purchase agreement	$ 725.0	$ 725.0
Petrodelta's [Member]
Share Purchase Agreement ("SPA") (Textual) [Abstract]
Partner interest in equity method investee	60.00%	60.00%